Cover	Sep. 14, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 14, 2021
Entity File Number	001-38767
Entity Registrant Name	DATASEA INC.
Entity Central Index Key	0001631282
Entity Tax Identification Number	45-2019013
Entity Incorporation, State or Country Code	NV
Entity Address Address Line1	20th Floor, Tower B, Guorui Plaza
Entity Address Address Line 2	1 Ronghua South Road, Technological Development Zone
Entity Address City Or Town	Beijing
Entity Address Country	CN
Entity Address Postal Zip Code	100176
City Area Code	86 10
Local Phone Number	56145240
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	DTSS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable